Financial and capital risk management (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Assets	$ 414	$ 53
Liabilities	94	197
Not Designated As Hedging Instruments [Member]
IfrsStatementLineItems [Line Items]
Assets	617	68
Liabilities	146	625
Not Designated As Hedging Instruments [Member] | Foreign Exchange And Interest Rate Risk [Member]
IfrsStatementLineItems [Line Items]
Assets	588	52
Liabilities	133	601
Not Designated As Hedging Instruments [Member] | Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Assets	29	16
Liabilities	$ 13	23
Not Designated As Hedging Instruments [Member] | Embedded Derivatives Risk [Member]
IfrsStatementLineItems [Line Items]
Liabilities		$ 1